UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21910
Claymore Exchange-Traded Fund Trust 2
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 827-0100

Date of fiscal year end: August 31

Date of reporting period: September 1, 2017 to November 30, 2017

Item 1.   Schedule of Investments.
Attached hereto.

Guggenheim China All-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Shares	Value
COMMON STOCKS† - 99.8%
Financial - 34.1%
China Construction Bank Corp. — Class H	1,597,549	$1,392,962
Industrial & Commercial Bank of China Ltd. — Class H	1,585,126	1,231,942
Ping An Insurance Group Company of China Ltd. — Class H	103,152	1,016,965
Bank of China Ltd. — Class H	1,537,466	746,075
China Life Insurance Company Ltd. — Class H	150,995	490,093
Bank of Communications Company Ltd. — Class H	449,993	333,021
China Merchants Bank Company Ltd. — Class H	76,493	299,696
China Pacific Insurance Group Company Ltd. — Class H	55,600	265,179
China Overseas Land & Investment Ltd.	77,995	247,660
Agricultural Bank of China Ltd. — Class H	528,982	245,858
China Evergrande Group*,1	70,994	234,520
Country Garden Holdings Company Ltd.	138,873	218,706
Sunac China Holdings Ltd.[1]	40,000	184,374
CITIC Ltd.	128,000	181,260
PICC Property & Casualty Company Ltd. — Class H	93,995	178,117
China Resources Land Ltd.	55,999	160,966
China CITIC Bank Corporation Ltd. — Class H	246,993	159,703
China Minsheng Banking Corporation Ltd. — Class H	124,990	125,947
China Taiping Insurance Holdings Company Ltd.	28,800	108,781
China Huarong Asset Management Company Ltd. — Class H2	219,000	100,384
CITIC Securities Company Ltd. — Class H	45,501	98,457
Haitong Securities Company Ltd. — Class H	65,200	97,171
New China Life Insurance Company Ltd. — Class H	15,200	96,919
China Vanke Company Ltd. — Class H	26,396	96,152
People's Insurance Company Group of China Ltd. — Class H	136,000	70,001
Longfor Properties Company Ltd.	28,499	66,922
Huatai Securities Company Ltd. — Class H2	31,927	64,588
China Cinda Asset Management Company Ltd. — Class H	171,000	63,494
GF Securities Company Ltd. — Class H	31,072	62,302
China Galaxy Securities Company Ltd. — Class H	69,500	54,549
Shimao Property Holdings Ltd.	23,999	46,891
CIFI Holdings Group Company Ltd.	78,000	43,044

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Financial - 34.1% (continued)
Guangzhou R&F Properties Company Ltd. — Class H	20,000	$42,765
Chong Sing Holdings FinTech Gr*,1	306,515	40,815
Agile Group Holdings Ltd.	28,000	40,368
China Everbright Ltd.	18,000	40,147
China Jinmao Holdings Group Ltd.	87,998	39,773
Bank of Jinzhou Company Ltd. — Class H1	32,000	38,719
Far East Horizon Ltd.	42,000	38,288
Sino-Ocean Group Holding Ltd.	59,993	37,562
Chongqing Rural Commercial Bank Company Ltd. — Class H	49,994	35,398
China International Capital Corporation Ltd. — Class H2	13,600	28,662
KWG Property Holding Ltd.	26,315	27,830
Shanghai Industrial Holdings Ltd.	9,000	25,409
Shenzhen Investment Ltd.	53,999	22,954
Yuexiu Property Company Ltd.	121,992	22,024
SOHO China Ltd.	36,999	20,939
Shui On Land Ltd.	66,993	18,270
Noah Holdings Ltd.*,1	424	17,130
Harbin Bank Company Ltd. — Class H*,2	59,000	16,846
Poly Property Group Company Ltd.*	36,999	16,343
Huishang Bank Corporation Ltd. — Class H	32,000	16,225
Yanlord Land Group Ltd.	13,100	16,144
Guotai Junan International Holdings Ltd.[1]	47,000	15,165
China South City Holdings Ltd.[1]	62,000	15,162
Greentown China Holdings Ltd.[1]	12,500	14,308
Renhe Commercial Holdings Company Ltd.*	377,930	12,339
Joy City Property Ltd.	76,000	11,385
Hopson Development Holdings Ltd.	12,000	11,324
Shengjing Bank Company Ltd. — Class H2	14,318	11,146
Bank of Tianjin Company Ltd. — Class H	12,500	9,043
Central China Securities Company Ltd. — Class H1	19,000	8,101
Carnival Group International Holdings Ltd.*	110,000	5,422
Total Financial		9,498,705
Communications - 31.1%
Tencent Holdings Ltd.	43,642	2,223,953
Alibaba Group Holding Ltd. ADR*	11,766	2,083,523
Baidu, Inc. ADR*	5,562	1,326,982
China Mobile Ltd.	96,951	983,761
JD.com, Inc. ADR*	15,787	591,223
Ctrip.com International Ltd. ADR*	8,148	375,460
China Unicom Hong Kong Ltd.*	121,995	176,818
China Telecom Corporation Ltd. — Class H	277,981	134,894

Guggenheim China All-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Communications - 31.1% (continued)
58.com, Inc. ADR*	1,808	$129,706
Weibo Corp. ADR*,1	1,115	121,044
SINA Corp.*	1,193	116,640
YY, Inc. ADR*,1	890	91,839
Autohome, Inc. ADR*	1,080	59,800
Vipshop Holdings Ltd. ADR*	7,187	59,149
ZTE Corp. — Class H*	15,048	52,310
Sohu.com, Inc.*	613	29,663
51job, Inc. ADR*	451	25,932
Fang Holdings Ltd. ADR*,1	5,235	24,290
Bitauto Holdings Ltd. ADR*,1	808	23,941
Baozun Inc. ADR*,1	506	14,345
21Vianet Group, Inc. ADR*,1	1,219	8,704
CITIC Telecom International Holdings Ltd.	26,000	7,057
Total Communications		8,661,034
Consumer, Non-cyclical - 8.2%
New Oriental Education & Technology Group, Inc. ADR	2,602	220,806
CSPC Pharmaceutical Group Ltd.	94,000	186,551
TAL Education Group ADR	5,633	157,048
Hengan International Group Company Ltd.	15,501	151,136
WH Group Ltd.[2]	140,500	149,131
China Mengniu Dairy Company Ltd.*	53,998	137,169
Sino Biopharmaceutical Ltd.	89,992	117,758
Want Want China Holdings Ltd.	125,993	98,727
Sinopharm Group Company Ltd. — Class H	23,601	92,770
China Resources Beer Holdings Company Ltd.	32,000	87,885
China Conch Venture Holdings Ltd.	36,000	79,281
BeiGene Ltd.*	890	71,200
China Merchants Port Holdings Company Ltd.	27,320	70,484
Tingyi Cayman Islands Holding Corp.	37,999	59,746
China Medical System Holdings Ltd.	26,495	55,363
3SBio, Inc.*,2	20,454	39,807
Shanghai Fosun Pharmaceutical Group Company Ltd. — Class H	7,500	36,202
Zhejiang Expressway Company Ltd. — Class H	29,999	35,952
Jiangsu Expressway Company Ltd. — Class H	26,000	35,620
Shenzhen International Holdings Ltd.	19,407	34,937
Tsingtao Brewery Company Ltd. — Class H	8,000	32,471
China Biologic Products, Inc.*	369	30,845
Shandong Weigao Group Medical Polymer Company Ltd. — Class H	40,001	27,401
Luye Pharma Group Ltd.[1]	36,000	23,830
China First Capital Group Ltd.*	50,000	22,983
SSY Group Ltd.	38,000	21,408

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Consumer, Non-cyclical - 8.2% (continued)
Health and Happiness Ltd.*	3,500	$19,202
Uni-President China Holdings Ltd.	23,000	17,787
Guangzhou Baiyunshan Pharmaceutical Holdings Company Ltd. — Class H	6,000	17,247
China Agri-Industries Holdings Ltd.	39,999	16,593
CAR, Inc.*	17,818	15,513
Tong Ren Tang Technologies Company Ltd. — Class H	11,000	15,408
China Resources Phoenix Healthcare Holdings Company Ltd.	12,000	15,365
Fu Shou Yuan International Group Ltd.	18,000	14,220
Universal Medical Financial & Technical Advisory Services Company Ltd.[1,2]	13,636	12,658
Vinda International Holdings Ltd.	6,000	12,200
Tibet Water Resources Ltd.*	27,000	11,719
Shenzhen Expressway Company Ltd. — Class H	12,000	11,569
China Modern Dairy Holdings Ltd.*	52,989	10,584
CP Pokphand Company Ltd.	121,993	9,528
China Shengmu Organic Milk Ltd.*,2	48,000	8,113
China Animal Healthcare Ltd.*,†††,3	36,000	346
China Huishan Dairy Holdings Company Ltd.*,†††,3	59,000	–
Hua Han Health Industry Holdings Ltd.*,†††,3	91,200	–
Total Consumer, Non-cyclical		2,284,563
Consumer, Cyclical - 6.7%
Geely Automobile Holdings Ltd.	104,993	365,652
Brilliance China Automotive Holdings Ltd.	59,996	157,476
BYD Company Ltd. — Class H1	14,500	128,566
Shenzhou International Group Holdings Ltd.	13,999	126,364
Guangzhou Automobile Group Company Ltd. — Class H	45,999	115,436
ANTA Sports Products Ltd.	22,000	98,589
Minth Group Ltd.	14,000	78,154
Dongfeng Motor Group Company Ltd. — Class H	58,000	72,925
Great Wall Motor Company Ltd. — Class H	61,500	71,971
Haier Electronics Group Company Ltd.*	25,000	66,900
China Lodging Group Ltd.*	623	66,480
Weichai Power Company Ltd. — Class H1	40,600	45,278
Sun Art Retail Group Ltd.	43,499	42,551
Air China Ltd. — Class H	37,999	40,771
Fuyao Glass Industry Group Company Ltd. — Class H2	10,063	38,653

Guggenheim China All-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Consumer, Cyclical - 6.7% (continued)
China Southern Airlines Company Ltd. — Class H	42,000	$37,536
Shanghai Pharmaceuticals Holding Company Ltd. — Class H	13,900	34,918
Alibaba Pictures Group Ltd.*,1	230,000	30,921
Zhongsheng Group Holdings Ltd.[1]	12,500	25,672
Red Star Macalline Group Corporation Ltd. — Class H2	20,637	25,630
GOME Retail Holdings Ltd.[1]	226,991	25,576
Li Ning Company Ltd.*	31,500	24,481
BAIC Motor Corporation Ltd. — Class H2	18,453	21,784
China Eastern Airlines Corporation Ltd. — Class H1	32,000	18,929
Skyworth Digital Holdings Ltd.	37,999	16,202
Digital China Holdings Ltd.*	28,000	14,878
Imperial Pacific International Holdings Ltd.*	980,000	14,053
China Travel International Investment Hong Kong Ltd.	41,999	13,605
Golden Eagle Retail Group Ltd.	9,000	10,913
China Dongxiang Group Company Ltd.	59,000	10,576
Pou Sheng International Holdings Ltd.[1]	40,000	5,890
Xtep International Holdings Ltd.	15,500	5,755
China Minsheng Financial Holding Corporation Ltd.*	110,000	5,211
New Provenance Everlasting Holdings Ltd.*,1	221,817	4,629
China Jicheng Holdings Ltd.*,2	16,484	344
Total Consumer, Cyclical		1,863,269
Industrial - 6.3%
AAC Technologies Holdings, Inc.	14,982	299,824
Sunny Optical Technology Group Company Ltd.	13,970	232,529
Anhui Conch Cement Company Ltd. — Class H	23,500	112,833
China Communications Construction Company Ltd. — Class H	87,993	98,243
CRRC Corporation Ltd. — Class H	81,000	73,842
Zhuzhou CRRC Times Electric Company Ltd. — Class H	10,900	62,593
Xinyi Glass Holdings Ltd.	49,999	61,009
Yangzijiang Shipbuilding Holdings Ltd.	51,000	59,443
China Railway Group Ltd. — Class H	76,993	57,472
China National Building Material Company Ltd. — Class H1	53,998	49,641
China Railway Construction Corporation Ltd. — Class H	38,499	45,547
Beijing Capital International Airport Company Ltd. — Class H	30,000	44,327

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Industrial - 6.3% (continued)
China State Construction International Holdings Ltd.	33,999	$44,141
Haitian International Holdings Ltd.	13,000	38,034
Lee & Man Paper Manufacturing Ltd.	29,999	35,145
China Communications Services Corp. Ltd. — Class H	47,993	30,479
BYD Electronic International Company Ltd.	12,500	29,929
COSCO SHIPPING Holdings Company Ltd. — Class H*,1	51,500	24,464
Hollysys Automation Technologies Ltd.	971	24,100
AviChina Industry & Technology Company Ltd. — Class H1	40,999	21,470
SITC International Holdings Company Ltd.	22,000	21,295
China Energy Engineering Corporation Ltd. — Class H	124,000	21,275
China Resources Cement Holdings Ltd.	32,000	21,142
Shanghai Electric Group Company Ltd. — Class H*	51,998	20,372
BBMG Corp. — Class H1	43,000	19,875
China Railway Signal & Communication Corporation Ltd. — Class H2	26,077	19,332
Sinotrans Ltd. — Class H	38,000	19,073
Beijing Enterprises Clean Energy Group Ltd.*,1	579,031	18,905
Guangshen Railway Company Ltd. — Class H	28,000	15,487
COSCO SHIPPING Development Company Ltd. — Class H*	74,990	15,362
Xinjiang Goldwind Science & Technology Company Ltd. — Class H1	11,280	15,223
China International Marine Containers Group Co. Ltd. — Class H	8,300	14,921
COSCO SHIPPING Energy Transportation Company Ltd. — Class H	26,000	13,882
China Lesso Group Holdings Ltd.	19,000	12,139
China Zhongwang Holdings Ltd.	25,599	12,095
Tianneng Power International Ltd.	12,000	10,187
China Logistics Property Holdings Company Ltd.*	31,000	10,002
Zoomlion Heavy Industry Science and Technology Company Ltd. — Class H1	23,399	9,977
China Machinery Engineering Corp. — Class H	15,000	9,679
China High Speed Transmission Equipment Group Co. Ltd.	8,000	9,669
CT Environmental Group Ltd.[1]	48,000	7,990
Chaowei Power Holdings Ltd.[1]	13,000	6,308

Guggenheim China All-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Industrial - 6.3% (continued)
China Shanshui Cement Group Ltd.*,†††,3	105,999	$–
Total Industrial		1,769,255
Energy - 6.2%
CNOOC Ltd.	326,990	442,953
China Petroleum & Chemical Corp. — Class H	515,183	368,073
PetroChina Company Ltd. — Class H	431,986	290,380
China Shenhua Energy Company Ltd. — Class H	67,996	167,330
China Everbright International Ltd.	52,999	71,116
Kunlun Energy Company Ltd.	67,994	58,764
Fullshare Holdings Ltd.*,1	134,384	56,264
China Longyuan Power Group Corporation Ltd. — Class H	61,998	41,754
GCL-Poly Energy Holdings Ltd.*,1	245,995	39,686
China Oilfield Services Ltd. — Class H	37,999	35,030
Xinyi Solar Holdings Ltd.	94,000	33,820
Yanzhou Coal Mining Company Ltd. — Class H	35,999	33,601
Sinopec Engineering Group Company Ltd. — Class H	21,500	17,921
China Coal Energy Company Ltd. — Class H	37,993	17,172
Shougang Fushan Resources Group Ltd.	70,000	14,520
Sinopec Kantons Holdings Ltd.	20,000	11,805
Beijing Jingneng Clean Energy Co. Ltd. — Class H	38,000	9,731
Sinopec Oilfield Service Corp. — Class H*,1	38,000	5,936
Total Energy		1,715,856
Technology - 3.0%
NetEase, Inc. ADR	1,500	493,065
Lenovo Group Ltd.[1]	141,995	80,722
Semiconductor Manufacturing International Corp.*,1	55,692	77,724
Kingsoft Corporation Ltd.[1]	21,000	59,691
TravelSky Technology Ltd. — Class H	19,000	51,939
Chinasoft International Ltd.*,1	38,000	24,571
Kingdee International Software Group Company Ltd.*,1	34,000	17,674
NetDragon Websoft Holdings Ltd.[1]	5,500	16,126
AGTech Holdings Ltd.*	56,000	9,823
Total Technology		831,335
Utilities - 2.5%
China Gas Holdings Ltd.	47,999	147,497
Guangdong Investment Ltd.	57,998	77,972
Beijing Enterprises Water Group Ltd.	97,986	76,530
China Resources Gas Group Ltd.	18,000	69,486
China Resources Power Holdings Company Ltd.	35,999	67,756
CGN Power Company Ltd. — Class H2	203,271	55,436
Beijing Enterprises Holdings Ltd.	9,500	54,736

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Utilities - 2.5% (continued)
Huaneng Power International, Inc. — Class H	83,994	$53,772
Huaneng Renewables Corporation Ltd. — Class H	91,456	29,158
China Power International Development Ltd.	65,999	17,746
Datang International Power Generation Company Ltd. — Class H*	53,996	17,560
Huadian Fuxin Energy Corporation Ltd. — Class H1	46,000	11,426
Huadian Power International Corporation Ltd. — Class H	28,000	10,934
Total Utilities		690,009
Basic Materials - 1.6%
Kingboard Chemical Holdings Ltd.	13,300	76,290
Nine Dragons Paper Holdings Ltd.	32,999	54,758
Aluminum Corporation of China Ltd. — Class H*,1	77,994	51,728
China Molybdenum Co. Ltd. — Class H	72,000	44,895
Sinopec Shanghai Petrochemical Company Ltd. — Class H	67,998	40,310
Zijin Mining Group Company Ltd. — Class H	113,992	39,553
Jiangxi Copper Company Ltd. — Class H	22,999	35,808
Huabao International Holdings Ltd.	36,999	23,781
Angang Steel Company Ltd. — Class H1	22,000	21,718
MMG Ltd.*	40,000	18,284
Zhaojin Mining Industry Company Ltd. — Class H	20,000	15,595
Fufeng Group Ltd.*	19,000	13,112
China BlueChemical Ltd. — Class H	31,999	8,891
Total Basic Materials		444,723
Diversified - 0.1%
Legend Holdings Corp. — Class H2	6,350	16,749
Total Common Stocks
(Cost $22,490,359)		27,775,498

Guggenheim China All-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,4 - 2.8%
Repurchase Agreements
HSBC Securities (USA), Inc.	$250,000	$250,000
issued 11/30/17 at 1.03%
due 12/01/17
RBC Dominion Securities, Inc.	250,000	250,000
issued 11/30/17 at 1.04%
due 12/01/17
Daiwa Capital Markets America	250,000	250,000
issued 11/30/17 at 1.06%
due 12/01/17
J.P. Morgan Securities LLC	$43,027	$43,027
issued 11/30/17 at 1.04%
due 12/01/17
Total Securities Lending Collateral
(Cost $793,027)		793,027
Total Investments - 102.6%
(Cost $23,283,386)		$28,568,525
Other Assets & Liabilities, net - (2.6)%		(719,423)
Total Net Assets - 100.0%		$27,849,102

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	All or portion of this security is on loan at November 30, 2017 ─ See Note 5.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $609,263 (cost $542,153), or 2.2% of total net assets.

3	Security was fair valued by the Valuation Committee at November 30, 2017. The total market value of fair valued securities amounts to $346, (cost $133,843) or 0.0% of total net assets.
4	Securities lending collateral — See Note 5.

ADR	American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at November 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$27,775,152	$—	$346	$27,775,498
Securities Lending Collateral	—	793,027	—	793,027
Total Assets	$27,775,152	$793,027	$346	$28,568,525
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2017, there were no transfers between levels.

Guggenheim China Technology ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Shares	Value
COMMON STOCKS† - 99.8%
Communications - 52.1%
Tencent Holdings Ltd.	1,112,997	$56,717,217
Alibaba Group Holding Ltd. ADR*	269,162	47,663,207
Baidu, Inc. ADR*	123,374	29,434,569
58.com, Inc. ADR*	265,166	19,023,009
Weibo Corp. ADR*,1	149,341	16,212,459
SINA Corp.*	150,632	14,727,291
YY, Inc. ADR*,1	126,513	13,054,876
Autohome, Inc. ADR*,1	161,730	8,954,990
ZTE Corp. — Class H*	2,238,617	7,781,933
Sohu.com, Inc.*	91,569	4,431,024
Bitauto Holdings Ltd. ADR*,1	115,992	3,436,843
Fang Holdings Ltd. ADR*	534,933	2,482,089
Baozun Inc. ADR*,1	87,131	2,470,164
Yangtze Optical Fibre and Cable Joint Stock Limited Co. — Class H2	513,500	2,432,652
Tian Ge Interactive Holdings Ltd.[2]	1,765,956	1,447,097
SUNeVision Holdings Ltd.	1,776,000	1,346,178
China All Access Holdings Ltd.	4,150,707	1,206,384
21Vianet Group, Inc. ADR*,1	138,909	991,810
Comba Telecom Systems Holdings Ltd.[1]	4,136,540	895,080
Renren, Inc. ADR*,1	51,601	503,626
Coolpad Group Ltd.*,†††	1,977,868	78,505
Total Communications		235,291,003
Technology - 19.3%
NetEase, Inc. ADR	82,932	27,260,578
Lenovo Group Ltd.	16,706,701	9,497,549
Semiconductor Manufacturing International Corp.*,1	6,558,166	9,152,648
Kingsoft Corporation Ltd.[1]	3,050,644	8,671,263
TravelSky Technology Ltd. — Class H	2,774,860	7,585,370
Momo, Inc. ADR*	191,856	4,604,544
Chinasoft International Ltd.*,1	6,454,252	4,173,257
Kingdee International Software Group Company Ltd.*,1	5,517,242	2,868,045
NetDragon Websoft Holdings Ltd.[1]	636,091	1,865,059
Hua Hong Semiconductor Ltd.[2]	1,037,060	1,821,780
Changyou.com Ltd. ADR*	46,455	1,694,678
AGTech Holdings Ltd.*,1	8,946,690	1,569,354
Cheetah Mobile Inc ADR*,1	105,282	1,340,240
NQ Mobile, Inc. — Class A ADR*,1	257,550	1,066,257
PAX Global Technology Ltd.[1]	2,212,727	985,927
Shanghai Fudan Microelectronics Group Company Ltd. — Class H*	855,204	777,438
Ju Teng International Holdings Ltd.	2,396,623	718,048
Boyaa Interactive International Ltd.*,1	1,608,001	642,360
China Electronics Huada Technology Company Ltd.	2,622,164	473,387
Sinosoft Technology Group Ltd.	1,482,000	444,019

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Technology - 19.3% (continued)
Shunfeng International Clean Energy Ltd.*,1	4,930,120	$274,590
Total Technology		87,486,391
Industrial - 17.3%
Sunny Optical Technology Group Company Ltd.	2,037,340	33,911,321
AAC Technologies Holdings, Inc.	1,195,728	23,929,258
BYD Electronic International Company Ltd.	1,892,884	4,532,142
Hollysys Automation Technologies Ltd.	152,888	3,794,680
China Railway Signal & Communication Corporation Ltd. — Class H2	4,268,854	3,164,665
Tongda Group Holdings Ltd.[1]	11,792,040	3,125,339
Truly International Holdings Ltd.[1]	4,693,856	2,145,536
GCL New Energy Holdings Ltd.*,1	22,057,577	1,779,247
China Aerospace International Holdings Ltd.	5,856,570	697,371
Wasion Group Holdings Ltd.	1,244,534	618,267
Technovator International Ltd.*,1	1,485,630	380,433
Total Industrial		78,078,259
Basic Materials - 3.4%
Kingboard Chemical Holdings Ltd.	1,911,358	10,963,719
Kingboard Laminates Holdings Ltd.	2,571,913	4,261,165
Total Basic Materials		15,224,884
Consumer, Cyclical - 3.1%
Landing International Development Ltd.*	237,530,055	10,796,544
Digital China Holdings Ltd.*,1	3,064,579	1,628,384
VSTECS Holdings Ltd.	2,074,800	1,115,741
HNA Holding Group Company Ltd.*,1	11,763,297	534,682
Total Consumer, Cyclical		14,075,351
Energy - 2.9%
GCL-Poly Energy Holdings Ltd.*,1	36,589,446	5,902,884
Xinyi Solar Holdings Ltd.	13,012,578	4,681,742
JinkoSolar Holding Company Ltd. ADR*,1	64,091	1,572,793
JA Solar Holdings Company Ltd. ADR*,1	118,494	882,780
Total Energy		13,040,199
Consumer, Non-cyclical - 0.7%
HC International, Inc.[1]	1,784,254	1,366,142
Hi Sun Technology China Ltd.*	5,328,869	1,078,028
China Innovationpay Group Ltd.*	16,930,566	910,455
Anxin-China Holdings Ltd.*,†††	2,144,054	–
Total Consumer, Non-cyclical		3,354,625
Diversified - 0.6%
Legend Holdings Corp. — Class H2	1,073,400	2,831,175
Financial - 0.4%
Yirendai Ltd. ADR[1]	29,670	1,182,646
Rentian Technology Holdings Ltd.*	10,340,000	503,086

Guggenheim China Technology ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Financial - 0.4% (continued)
National Agricultural Holdings Ltd.*,†††	534,446	$34,214
Total Financial		1,719,946
Total Common Stocks
(Cost $386,963,781)		451,101,833

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 8.0%
Repurchase Agreements
Daiwa Capital Markets America	$8,432,636	$8,432,636
issued 11/30/17 at 1.06%
due 12/01/17
RBC Dominion Securities, Inc.	8,432,636	8,432,636
issued 11/30/17 at 1.04%
due 12/01/17
Nomura Securities International, Inc.	8,432,636	8,432,636
issued 11/30/17 at 1.05%
due 12/01/17
Merrill Lynch, Pierce, Fenner & Smith, Inc.	8,432,636	8,432,636
issued 11/30/17 at 1.05%
due 12/01/17
Deutsche Bank Securities, Inc.	2,498,857	2,498,857
issued 11/30/17 at 1.02%
due 12/01/17
Total Securities Lending Collateral
(Cost $36,229,401)		36,229,401
Total Investments - 107.8%
(Cost $423,193,182)		$487,331,234
Other Assets & Liabilities, net - (7.8)%		(35,340,906)
Total Net Assets - 100.0%		$451,990,328

*	Non-income producing security.
†	Value determined based on Level 1 input, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs —- See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	All or portion of this security is on loan at November 30, 2017 —- See Note 5.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $11,697,369 (cost $10,349,627), or 2.6% of total net assets.

3	Securities lending collateral — See Note 5.

ADR	American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at November 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$450,989,114	$—	$112,719	$451,101,833
Securities Lending Collateral	—	36,229,401	—	36,229,401
Total Assets	$450,989,114	$36,229,401	$112,719	$487,331,234

Guggenheim China Technology ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2017, there were no transfers between levels.

Guggenheim Solar ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Shares	Value
COMMON STOCKS† - 99.4%
Energy - 60.2%
First Solar, Inc.*	876,992	$54,461,203
GCL-Poly Energy Holdings Ltd.*,1	296,772,650	47,877,588
Xinyi Solar Holdings Ltd.[1]	102,632,676	36,925,792
SolarEdge Technologies, Inc.*	868,042	31,596,729
Canadian Solar, Inc.*,1	1,291,498	23,208,219
JinkoSolar Holding Company Ltd. ADR*,1	695,196	17,060,110
Scatec Solar ASA[1,2]	2,820,216	15,751,500
Sunrun, Inc.*,1	2,260,571	12,659,198
Capital Stage AG1	1,662,370	12,622,183
JA Solar Holdings Company Ltd. ADR*,1	1,608,434	11,982,833
TerraForm Global, Inc. — Class A*	1,243,940	5,846,518
Vivint Solar, Inc.*,1	1,263,111	4,484,044
Total Energy		274,475,917
Industrial - 18.6%
Meyer Burger Technology AG*,1	16,053,399	28,773,341
GCL New Energy Holdings Ltd.*,1	263,922,379	21,288,968
SunPower Corp. — Class A*,1	1,939,998	16,024,384
SMA Solar Technology AG1	318,233	12,713,307
China Singyes Solar Technologies Holdings Ltd.*,1	16,501,258	5,725,642
Total Industrial		84,525,642
Utilities - 8.0%
Atlantica Yield plc	937,047	21,055,446
8Point3 Energy Partners, LP	1,029,303	15,501,303
Total Utilities		36,556,749
Technology - 4.3%
REC Silicon ASA*,1	81,130,298	10,902,518
Shunfeng International Clean Energy Ltd.*,1	158,821,209	8,845,769
Total Technology		19,748,287
Financial - 4.2%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	799,962	19,015,097
	–
	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Basic Materials - 4.1%
Daqo New Energy Corp. ADR*,1	344,332	$18,793,641
Total Common Stocks
(Cost $391,612,379)		453,115,333

	Face
	Amount
SECURITIES LENDING COLLATERAL††,3 - 23.1%
Repurchase Agreements
Daiwa Capital Markets America	$24,542,734	24,542,734
issued 11/30/17 at 1.06%
due 12/01/17
RBC Dominion Securities, Inc.	24,542,734	24,542,734
issued 11/30/17 at 1.04%
due 12/01/17
Nomura Securities International, Inc.	24,542,734	24,542,734
issued 11/30/17 at 1.05%
due 12/01/17
Merrill Lynch, Pierce, Fenner & Smith, Inc.	24,542,734	24,542,734
issued 11/30/17 at 1.05%
due 12/01/17
Deutsche Bank Securities, Inc.	7,272,851	7,272,851
issued 11/30/17 at 1.02%
due 12/01/17
Total Securities Lending Collateral
(Cost $105,443,787)		105,443,787
Total Investments - 122.5%
(Cost $497,056,166)		$558,559,120
Other Assets & Liabilities, net - (22.5)%		(102,518,694)
Total Net Assets - 100.0%		$456,040,426

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or portion of this security is on loan at November 30, 2017 — See Note 5.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $15,751,500 (cost $14,413,918), or 3.5% of total net assets.

3	Securities lending collateral — See Note 5.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Other Information section.

Guggenheim Solar ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

The following table summarizes the inputs used to value the Fund's investments at November 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$453,115,333	$—	$—	$453,115,333
Securities Lending Collateral	—	105,443,787	—	105,443,787
Total Assets	$453,115,333	$105,443,787	$—	$558,559,120

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2017, there were no transfers between levels.

Guggenheim S&P Global Water Index ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Shares	Value
COMMON STOCKS† - 99.8%
Utilities - 46.3%
American Water Works Company, Inc.	596,362	$54,602,905
Veolia Environnement S.A.	1,263,469	32,020,596
Suez	1,395,214	25,768,905
United Utilities Group plc	2,280,924	25,333,548
Severn Trent plc	803,391	22,826,852
Aqua America, Inc.	594,252	22,575,633
Pennon Group plc	1,393,029	14,981,686
Algonquin Power & Utilities Corp.	1,279,225	14,090,043
Guangdong Investment Ltd.	9,604,000	12,911,577
Beijing Enterprises Water Group Ltd.*	16,450,000	12,847,942
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,143,183	11,397,535
Hera SpA	2,441,447	8,791,398
California Water Service Group	160,467	7,317,295
American States Water Co.	122,579	7,071,583
SJW Group	54,185	3,691,624
ACEA SpA	149,590	3,046,451
Middlesex Water Co.	54,649	2,520,412
Connecticut Water Service, Inc.	38,724	2,451,616
York Water Co.[1]	42,980	1,596,707
Total Utilities		285,844,308
Industrial - 43.8%
Xylem, Inc.	470,268	32,608,383
Pentair plc	424,848	30,232,184
IDEX Corp.	200,159	27,135,556
Geberit AG	62,072	27,042,519
Alfa Laval AB	784,749	18,625,424
Halma plc	989,641	17,147,242
Aalberts Industries N.V.	251,953	12,887,852
Andritz AG	185,215	10,391,677
Ebara Corp.	247,100	9,682,619
Tetra Tech, Inc.	189,164	9,458,200
Kurita Water Industries Ltd.	276,900	8,697,587
Interpump Group SpA	225,269	7,440,205
Rexnord Corp.*	271,471	6,765,057
Arcadis N.V.	242,668	5,613,296
Mueller Industries, Inc.	150,918	5,493,415

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Industrial - 43.8% (continued)
Watts Water Technologies, Inc. — Class A	72,830	$5,418,552
Mueller Water Products, Inc. — Class A	415,334	5,187,522
Franklin Electric Company, Inc.	101,063	4,679,217
Sulzer AG	33,205	3,888,767
Reliance Worldwide Corporation Ltd.	1,237,441	3,616,702
Badger Meter, Inc.	76,249	3,537,953
Aegion Corp. — Class A*	110,428	3,051,126
Lindsay Corp.	27,844	2,612,602
Advanced Drainage Systems, Inc.	104,171	2,468,853
China Water Affairs Group Ltd.	2,856,000	2,278,160
Gorman-Rupp Co.	49,890	1,642,878
CT Environmental Group Ltd.[1]	9,710,000	1,616,220
SIIC Environment Holdings Ltd.	3,051,500	1,110,048
Total Industrial		270,329,816
Consumer, Non-cyclical - 5.2%
Danaher Corp.	341,740	32,246,586
Basic Materials - 2.5%
Olin Corp.	435,422	15,518,440
Consumer, Cyclical - 2.0%
Coway Company Ltd.	143,036	12,604,781
Total Common Stocks
(Cost $460,934,309)		616,543,931

	Face
	Amount
SECURITIES LENDING COLLATERAL††,2 - 0.0%
Repurchase Agreements
RBC Dominion Securities, Inc.	$230,374	230,374
issued 11/30/17 at 1.04%
due 12/01/17		230,374
Total Securities Lending Collateral
(Cost $230,374)		$616,774,305
Total Investments - 99.8%		1,260,179
(Cost $461,164,683)		$618,034,484
Other Assets & Liabilities, net - 0.2%
Total Net Assets - 100.0%

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or portion of this security is on loan at November 30, 2017 — See Note 5.
2	Securities lending collateral — See Note 5.

ADR	American Depositary Receipt
plc	Public Limited Company

See Sector Classification in Other Information section.

Guggenheim S&P Global Water Index ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

The following table summarizes the inputs used to value the Fund's investments at November 30, 2017 (See Note 3 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$616,543,931	$—	$—	$616,543,931
Securities Lending Collateral	—	230,374	—	230,374
Total Assets	$616,543,931	$230,374	$—	$616,774,305

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2017, there were no transfers between levels.

Guggenheim S&P High Income Infrastructure ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Shares	Value
COMMON STOCKS† - 98.9%
Utilities - 52.1%
Electricite de France S.A.	108,697	$1,426,949
Fortum Oyj	59,584	1,256,075
Snam SpA	218,958	1,105,912
Enagas S.A.	36,473	1,072,211
Engie S.A.	59,207	1,038,106
EDP - Energias de Portugal S.A. ADR	233,576	820,195
Datang International Power Generation Company Ltd. — Class H*	2,500,380	813,163
Endesa S.A.	34,827	777,989
SSE plc	39,497	731,938
NRG Yield, Inc. — Class C	38,354	730,644
HK Electric Investments & HK Electric Investments Ltd.[1,2]	727,437	667,809
China Resources Power Holdings Company Ltd.	353,315	664,993
Spark Infrastructure Group	335,111	663,983
AusNet Services	458,870	653,158
China Power International Development Ltd.[1]	2,232,779	600,348
Capital Power Corp.	31,679	599,253
Huaneng Power International, Inc. — Class H	925,326	592,383
Gas Natural SDG S.A.	25,533	571,743
Northland Power, Inc.	30,821	568,907
Centrica plc	272,629	533,638
Korea Electric Power Corp. ADR[2]	30,199	526,973
Contact Energy Ltd.*	123,080	456,104
REN - Redes Energeticas Nacionais SGPS S.A.[1]	145,100	426,470
Keppel Infrastructure Trust	615,979	260,659
Mercury NZ Ltd.	97,226	219,513
Just Energy Group, Inc.	49,117	213,121
Infratil Ltd.	79,785	180,683
Genesis Energy Ltd.	108,868	177,811
Total Utilities		18,350,731
Energy - 24.5%
Targa Resources Corp.	31,821	1,381,031
AltaGas Ltd.[1]	54,658	1,244,368
Inter Pipeline Ltd.	57,056	1,200,200
SemGroup Corp. — Class A1	46,554	1,117,296
Enbridge Income Fund Holdings, Inc.[1]	43,320	1,004,064
Pembina Pipeline Corp.	23,848	831,709
Pattern Energy Group, Inc.	34,149	769,718
Gibson Energy, Inc.	29,021	389,259
Saeta Yield S.A.	32,159	371,944
TransAlta Renewables, Inc.	28,762	300,279
Total Energy		8,609,868
Industrial - 13.1%
Ship Finance International Ltd.[1]	115,738	1,793,939
Nordic American Tankers Ltd.	222,278	886,889
DHT Holdings, Inc.	155,172	600,516
Euronav N.V.	53,685	461,458
Gaztransport Et Technigaz S.A.	7,709	410,829
Frontline Ltd.	53,935	281,720
Tsakos Energy Navigation Ltd.	47,154	181,071
Total Industrial		4,616,422
Consumer, Non-cyclical - 7.9%
Macquarie Infrastructure Corp.	15,834	1,057,395
Abertis Infraestructuras S.A.	42,977	961,330
Hutchison Port Holdings Trust — Class U	1,818,223	772,745
Total Consumer, Non-cyclical		2,791,470
Consumer, Cyclical - 1.3%
Superior Plus Corp.	46,635	440,540
Total Common Stocks
(Cost $34,161,132)		34,809,031
RIGHTS† - 0.1%
REN - Redes Energeticas Nacionais SGPS S.A.
Expires 12/09/17[1]	145,100	25,951
China Power International Development Ltd.
Expires 12/13/17[1]	744,259	20,965
Total Rights
(Cost $–)		46,916
	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 11.2%
Repurchase Agreements
Daiwa Capital Markets America	$920,228	920,228
issued 11/30/17 at 1.06%
due 12/01/17
Citigroup Global Markets, Inc.	920,228	920,228
issued 11/30/17 at 1.05%
due 12/01/17
Nomura Securities International, Inc.	920,228	920,228
issued 11/30/17 at 1.05%
due 12/01/17
Merrill Lynch, Pierce, Fenner & Smith, Inc.	920,228	920,228
issued 11/30/17 at 1.05%
due 12/01/17
Deutsche Bank Securities, Inc.	272,618	272,618
issued 11/30/17 at 1.02%
due 12/01/17
Total Securities Lending Collateral
(Cost $3,953,530)		3,953,530
Total Investments - 110.2%
(Cost $38,114,662)		$38,809,477
Other Assets & Liabilities, net - (10.2)%		(3,597,233)
Total Net Assets - 100.0%		$35,212,244

Guggenheim S&P High Income Infrastructure ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or portion of this security is on loan at November 30, 2017 —See Note 5.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $667,809 (cost $638,733), or 1.9% of total net assets.

3	Securities lending collateral — See Note 5.

ADR	American Depositary Receipt
plc	Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at November 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$34,809,031	$—	$—	$34,809,031
Rights	46,916	—	—	46,916
Securities Lending Collateral	—	3,953,530	—	3,953,530
Total Assets	$34,855,947	$3,953,530	$—	$38,809,477

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2017, there were no transfers between levels.

Guggenheim Total Return Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Shares	Value
EXCHANGE-TRADED FUNDS† - 4.9%
Guggenheim Ultra Short Duration ETF[1]	67,500	$3,402,000
Total Exchange-Traded Funds
(Cost $3,400,637)		3,402,000
CLOSED-END FUNDS† - 1.1%
Guggenheim Strategic Opportunities Fund[1,3]	35,561	768,118
Total Closed-End Funds
(Cost $710,632)		768,118
MONEY MARKET FUND† - 0.8%
Federated U.S. Treasury Cash Reserve Fund - Institutional Class 0.99%[4]	548,732	548,732
Total Money Market Fund
(Cost $548,732)		548,732

	Face
	Amount~	Value
CORPORATE BONDS†† - 26.5%
Financial - 17.9%
Citigroup, Inc.
5.95% (3 Month USD LIBOR + 391 bps) [6,7]	450,000	484,875
6.25%[2,7]	100,000	111,875
2.71% (3 Month USD LIBOR + 138 bps) due 03/30/21[6]	100,000	102,430
UBS Group Funding Switzerland AG
2.68% (3 Month USD LIBOR + 122 bps) due 05/23/23[5,6]	300,000	304,751
2.77% (3 Month USD LIBOR + 144 bps) due 09/24/20[5,6]	200,000	203,969
3.14% (3 Month USD LIBOR + 178 bps) due 04/14/21[5,6]	150,000	155,516
Goldman Sachs Group, Inc.
2.06% (3 Month USD LIBOR + 73 bps) due 12/27/20[6]	400,000	401,468
3.23% (3 Month USD LIBOR + 177 bps) due 02/25/21[6]	250,000	259,071
Bank of America Corp.
6.30%[2,7]	300,000	342,120
6.10%[2,7]	150,000	166,313
2.02% (3 Month USD LIBOR + 66 bps) due 07/21/21[6]	150,000	150,574
Hospitality Properties Trust
5.25% due 02/15/26	570,000	614,017
Apollo Management Holdings, LP
4.40% due 05/27/26[5]	580,000	607,875
Physicians Realty, LP
4.30% due 03/15/27	595,000	606,164
Capital One Financial Corp.
2.17% (3 Month USD LIBOR + 76 bps) due 05/12/20[6]	600,000	603,954

	Face
	Amount~	Value
CORPORATE BONDS†† - 26.5% (continued)
Financial - 17.9% (continued)
Mizuho Financial Group, Inc.
2.20% (3 Month USD LIBOR + 88 bps) due 09/11/22[6]	600,000	$603,855
MetLife, Inc.
9.25% due 04/08/38[5]	350,000	518,000
10.75% due 08/01/39	50,000	83,750
Mitsubishi UFJ Financial Group, Inc.
3.19% (3 Month USD LIBOR + 188 bps) due 03/01/21[6]	555,000	576,452
Citizens Bank North America/Providence RI
1.85% (3 Month USD LIBOR + 54 bps) due 03/02/20[6]	300,000	300,829
2.27% (3 Month USD LIBOR + 81 bps) due 05/26/22[6]	250,000	251,455
JPMorgan Chase & Co.
1.99% (3 Month USD LIBOR + 68 bps) due 06/01/21[6]	350,000	351,726
6.10%[2,7]	165,000	182,222
Australia & New Zealand Banking Group Ltd.
2.30% (3 Month USD LIBOR + 99 bps) due 06/01/21[5,6]	500,000	508,041
Sumitomo Mitsui Trust Bank Ltd.
1.76% (3 Month USD LIBOR + 44 bps) due 09/19/19[5,6]	500,000	500,394
American Equity Investment Life Holding Co.
5.00% due 06/15/27	350,000	360,808
Morgan Stanley
2.21% (3 Month USD LIBOR + 80 bps) due 02/14/20[6]	250,000	251,085
2.30% (3 Month USD LIBOR + 98 bps) due 06/16/20[6]	100,000	101,230
Wells Fargo & Co.
5.90% (3 Month USD LIBOR + 311 bps) [6,7]	300,000	324,750
First American Financial Corp.
4.30% due 02/01/23	300,000	310,376
ING Groep N.V.
2.48% (3 Month USD LIBOR + 115 bps) due 03/29/22[6]	300,000	305,780
Swedbank AB
2.02% (3 Month USD LIBOR + 70 bps) due 03/14/22[5,6]	300,000	302,878
Lexington Realty Trust
4.40% due 06/15/24	300,000	302,512

Guggenheim Total Return Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Face
	Amount~	Value
CORPORATE BONDS†† - 26.5% (continued)
Financial - 17.9% (continued)
Credit Agricole S.A.
2.29% (3 Month USD LIBOR + 97 bps) due 06/10/20[5,6]	250,000	$253,741
Wilton Re Finance LLC
5.88% (3 Month USD LIBOR + 383 bps) due 03/30/33[5,6]	150,000	154,688
Ares Finance Company LLC
4.00% due 10/08/24[5]	150,000	143,338
KeyCorp
5.00%[2,7]	125,000	129,375
Navigators Group, Inc.
5.75% due 10/15/23	100,000	107,189
Voya Financial, Inc.
5.65% (3 Month USD LIBOR + 358 bps) due 05/15/53[6]	100,000	105,600
Synchrony Financial
2.61% (3 Month USD LIBOR + 123 bps) due 02/03/20[6]	100,000	101,186
Total Financial		12,246,233
Communications - 3.1%
Discovery Communications LLC
4.90% due 03/11/26	355,000	375,158
2.04% (3 Month USD LIBOR + 71 bps) due 09/20/19[6]	200,000	200,872
Verizon Communications, Inc.
2.32% (3 Month USD LIBOR + 100 bps) due 03/16/22[6]	550,000	562,820
AT&T, Inc.
2.30% (3 Month USD LIBOR + 89 bps) due 02/14/23[6]	500,000	503,950
MDC Partners, Inc.
6.50% due 05/01/24[5]	250,000	251,250
SFR Group S.A.
7.38% due 05/01/26[5]	200,000	201,476
Total Communications		2,095,526
Consumer, Non-cyclical - 2.3%
Express Scripts Holding Co.
2.23% (3 Month USD LIBOR + 75 bps) due 11/30/20[6]	700,000	700,153
Allergan Funding SCS
2.57% (3 Month USD LIBOR + 126 bps) due 03/12/20[6]	600,000	609,368

	Face
	Amount~	Value
CORPORATE BONDS†† - 26.5% (continued)
Consumer, Non-cyclical - 2.3% (continued)
Kraft Heinz Foods Co.
2.23% (3 Month USD LIBOR + 82 bps) due 08/10/22[6]	300,000	$303,228
Total Consumer, Non-cyclical		1,612,749
Energy - 1.5%
Buckeye Partners, LP
3.95% due 12/01/26	361,000	353,048
4.35% due 10/15/24	48,000	49,144
Sunoco Logistics Partners Operations, LP
3.90% due 07/15/26	200,000	196,157
Equities Corp.
2.11% (3 Month USD LIBOR + 77 bps) due 10/01/20[6]	150,000	150,373
Phillips 66
2.01% (3 Month USD LIBOR + 65 bps) due 04/15/19[6]	150,000	150,160
Hess Corp.
4.30% due 04/01/27	100,000	99,586
Total Energy		998,468
Basic Materials - 1.1%
Yamana Gold, Inc.
4.95% due 07/15/24	580,000	602,475
BHP Billiton Finance USA Ltd.
6.75%[2,5,7]	150,000	175,298
Total Basic Materials		777,773
Consumer, Cyclical - 0.6%
Wyndham Worldwide Corp.
4.50% due 04/01/27	325,000	328,991
Seminole Hard Rock Entertainment Inc. / Seminole Hard Rock International LLC
5.88% due 05/15/21[5]	100,000	101,500
Total Consumer, Cyclical		430,491
Total Corporate Bonds
(Cost $17,973,047)		18,161,240
COLLATERALIZED MORTGAGE OBLIGATIONS - 23.5% ††
Government Agency - 15.0%
Freddie Mac Multifamily Structured Pass Through Certificates[12]
2017-K070, 3.30% (WAC) due 11/25/27[6]	1,000,000	1,029,984
2017-KW03, 3.02% due 06/25/27	800,000	805,012
2017-KIR3, 3.28% due 08/25/27	700,000	719,262
2014-K037, 1.17% (WAC) due 01/25/24[6]	6,584,338	325,991
2015-K042, 1.19% (WAC) due 12/25/24[6,9]	4,456,469	273,910
2014-K038, 1.33% (WAC) due 03/25/24[6,9]	4,399,644	263,372

Guggenheim Total Return Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.5% (continued)
Government Agency - 15.0% (continued)
2017-K066, 3.20% due 06/25/27	250,000	$253,349
2014-K036, 0.91% (WAC) due 10/25/23[6,9]	6,205,842	230,765
2013-K026, 1.14% (WAC) due 11/25/22[6,9]	5,317,374	217,401
2013-K035, 0.55% (WAC) due 08/25/23[6,9]	8,525,436	167,886
Fannie Mae[12]
3.08% due 10/01/32	750,000	747,007
3.24% due 11/01/32	500,000	504,379
3.05% due 10/01/29	500,000	499,256
2.99% due 09/01/29	500,000	497,068
2.86% due 09/01/29	500,000	492,609
2.82% due 10/01/29	500,000	491,993
2.90% due 11/01/29	500,000	491,082
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates[12]
2015-R1, 2.66% (WAC) due 11/25/55[5,6]	979,706	1,102,781
Freddie Mac[12]
3.55% due 10/01/33	499,577	521,929
Seasoned Credit Risk Transfer Trust Series
2017-3, 2.25% due 07/25/56	490,882	486,316
FREMF Mortgage Trust
2013-K29, 0.13% due 05/25/46[5,9]	30,136,343	155,769
Total Government Agency		10,277,121
Residential Mortgage Backed Securities - 3.8%
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 1.47% (1 Month USD LIBOR + 14 bps) due 11/25/36[6]	549,301	536,170
WaMu Asset-Backed Certificates WaMu Series 2007-HE4 Trust
2007-HE4, 1.58% (1 Month USD LIBOR + 25 bps) due 07/25/47[6]	742,103	535,278
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 1.96% (1 Month USD LIBOR + 63 bps) due 11/25/37[6]	340,623	339,504

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.5% (continued)
Residential Mortgage Backed Securities - 3.8% (continued)
Alternative Loan Trust
2007-OA7, 1.51% (1 Month USD LIBOR + 18 bps) due 05/25/47[6]	274,841	$266,803
Nationstar Home Equity Loan Trust
2007-C, 1.50% (1 Month USD LIBOR + 18 bps) due 06/25/37[6]	229,830	221,594
CSMC Series
2015-12R, 1.74% (1 Month USD LIBOR + 50 bps) due 11/30/37[5,6]	217,135	216,451
RALI Series Trust
2007-QO2, 1.48% (1 Month USD LIBOR + 15 bps) due 02/25/47[6]	315,449	204,771
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-7, 4.36% due 09/25/36	332,905	169,241
LSTAR Commercial Mortgage Trust
2016-7, 3.23% (1 Month USD LIBOR + 200 bps) due 12/01/21[5,6]	124,358	124,552
Total Residential Mortgage Backed Securities		2,614,364
Military Housing - 3.8%
Pacific Beacon LLC
5.51% due 07/15/36[5]	500,000	572,981
5.38% due 07/15/26[5]	116,802	129,046
Fort Knox Military Housing Privatization Project
5.82% due 02/15/52[5]	391,113	405,984
1.59% (1 Month USD LIBOR + 34 bps) due 02/15/52†††,6,8,16	239,818	148,076
Camp Pendleton & Quantico Housing LLC
5.94% due 10/01/43[5]	310,000	373,185
HP Communities LLC
5.78% due 03/15/46[16]	150,000	163,738
5.86% due 09/15/53[16]	100,000	108,458
Mid-Atlantic Military Family Communities LLC
5.30% due 08/01/50[16]	234,830	232,981
AMC East Communities LLC
6.01% due 01/15/53[16]	195,090	198,294
Fort Benning Family Communities LLC
5.81% due 01/15/51[16]	200,000	190,172
Atlantic Marine Corporations Communities LLC
5.34% due 12/01/50[5]	234,830	102,042
Total Military Housing		2,624,957
Commercial Mortgage Backed Securities - 0.9%
GS Mortgage Securities Corporation Trust
2017-STAY, 2.85% (1 Month USD LIBOR + 135 bps) due 07/15/32[5,6]	500,000	491,813
Wells Fargo Commercial Mortgage Trust
2016-NXS5, 1.72% (WAC) due 01/15/59[6]	1,970,240	163,237
Total Commercial Mortgage Backed Securities		655,050
Total Collateralized Mortgage Obligations
(Cost $15,985,606)		16,171,492
ASSET-BACKED SECURITIES†† - 18.4%
Collateralized Loan Obligations - 12.1%
LMREC, Inc.
2015-CRE1, 3.08% (1 Month USD LIBOR + 175 bps) due 02/22/32[5,6]	1,000,000	1,015,308
KKR CLO 15 Ltd.
2016-15, 2.91% (3 Month USD LIBOR + 156 bps) due 10/18/28[5,6]	1,000,000	1,014,384

Guggenheim Total Return Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 18.4% (continued)
Collateralized Loan Obligations - 12.1% (continued)
Woodmont Trust
2017-2A, 3.15% (3 Month USD LIBOR + 180 bps) due 07/18/28[5,6]	500,000	$504,156
2017-3A, 2.97% (3 Month USD LIBOR + 173 bps) due 10/18/29[5,6]	500,000	502,033
Flatiron CLO Ltd.
2017-1A, 2.95% (3 Month USD LIBOR + 160 bps) due 07/17/26[5,6]	1,000,000	1,004,276
Cerberus Loan Funding XVI, LP
2016-2A, 3.71% (3 Month USD LIBOR + 235 bps) due 11/15/27[5,6]	500,000	502,085
Bsprt Issuer Ltd.
2017-FL1, 2.60% (1 Month USD LIBOR + 135 bps) due 06/15/27[5,6]	500,000	501,880
Golub Capital BDC CLO LLC
2014-1A, 3.87% (3 Month USD LIBOR + 250 bps) due 04/25/26[5,6]	500,000	499,005
Golub Capital Partners CLO Ltd.
2016-33A, 3.92% (3 Month USD LIBOR + 248 bps) due 11/21/28[5,6]	500,000	498,692
Anchorage Capital CLO 4 Ltd.
2017-4A, 3.06% (3 Month USD LIBOR + 168 bps) due 07/28/26[5,6]	300,000	301,068
Golub Capital Partners CLO 16 Ltd.
2017-16A, 3.22% (3 Month USD LIBOR + 185 bps) due 07/25/29[5,6]	300,000	299,634
OZLM Funding II Ltd.
2016-2A, 4.13% (3 Month USD LIBOR + 275 bps) due 10/30/27[5,6]	250,000	252,240
Marathon CLO VI Ltd.
2017-6A, 3.01% (3 Month USD LIBOR + 160 bps) due 05/13/25[5,6]	250,000	251,370
FS Senior Funding Ltd.
2015-1A, 3.16% (3 Month USD LIBOR + 180 bps) due 05/28/25[5,6]	250,000	251,000
Newstar Commercial Loan Funding LLC
2016-1A, 5.07% (3 Month USD LIBOR + 375 bps) due 02/25/28[5,6]	250,000	250,132
Oaktree EIF I Series A1 Ltd.
2016-A, 5.01% (3 Month USD LIBOR + 365 bps) due 01/20/27[5,6]	250,000	250,091

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 18.4% (continued)
Collateralized Loan Obligations - 12.1% (continued)
ACIS CLO Ltd.
2013-1A, 4.30% (3 Month USD LIBOR + 295 bps) due 04/18/24[5,6]	250,000	$249,982
Venture XIII CLO Ltd.
2013-13A, 0.00% (WAC) due 09/10/29[5,6,10]	250,000	155,739
Total Collateralized Loan Obligations		8,303,075
Whole Business - 2.8%
Domino's Pizza Master Issuer LLC
2017-1A, 2.62% (3 Month USD LIBOR + 125 bps) due 07/25/47[5,6]	598,500	599,362
Wendys Funding LLC
2015-1A, 4.50% due 06/15/45[5]	490,000	502,475
DB Master Finance LLC
2015-1A, 3.98% due 02/20/45[5]	486,250	494,866
Miramax LLC
2014-1A, 3.34% due 07/20/26[5]	174,160	174,586
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[5]	148,125	155,842
Total Whole Business		1,927,131
Transport-Aircraft - 1.6%
Castle Aircraft SecuritizationTrust
2017-1, 3.97% due 07/15/42	486,100	485,341
Apollo Aviation Securitization Equity Trust
2016-2, 4.21% due 11/15/41	454,550	455,232
ECAF I Ltd.
2015-1A, 3.47% due 06/15/40[5]	154,454	152,790
Total Transport-Aircraft		1,093,363
Net Lease - 0.8%
Store Master Funding I-VII
2016-1A, 4.32% due 10/20/46[5]	494,906	506,009
Collateralized Debt Obligations - 0.7%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[5]	500,000	497,577
Transport-Container - 0.4%
Textainer Marine Containers Ltd.
2017-2A, 3.52% due 06/20/42[5]	290,351	289,867
Total Asset-Backed Securities
(Cost $12,534,538)		12,617,022

Guggenheim Total Return Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Face
	Amount~	Value
U.S. GOVERNMENT SECURITIES†† - 7.8%
U.S. Treasury Bond
due 11/15/46[11]	11,063,000	$4,787,193
due 11/15/44[11]	1,166,700	536,812
Total U.S. Treasury Bond		5,324,005
Total U.S. Government Securities
(Cost $5,267,134)		5,324,005
MUNICIPAL BONDS†† - 4.7%
California - 2.9%
State of California General Obligation Unlimited
7.60% due 11/01/40	350,000	553,077
San Diego Unified School District General Obligation Unlimited
due 07/01/36[11]	800,000	415,368
Los Angeles Department of Power Revenue Bonds
6.57% due 07/01/45	255,000	383,607
Santa Cruz County Redevelopment Agency Tax Allocation
3.75% due 09/01/32	250,000	251,945
Los Angeles Community College District General Obligation Unlimited
6.75% due 08/01/49	130,000	198,215
Stockton Unified School District General Obligation Unlimited
due 08/01/36[11]	250,000	126,372
Total California		1,928,584
New York - 0.6%
Port Authority of New York & New Jersey Revenue Bonds
5.65% due 11/01/40	155,000	200,603
Metropolitan Transportation Authority Revenue Bonds
6.69% due 11/15/40	140,000	196,914
Total New York		397,517
Ohio - 0.5%
American Municipal Power, Inc. Revenue Bonds
7.50% due 02/15/50	200,000	300,168
8.08% due 02/15/50	50,000	84,037
Total Ohio		384,205
Florida - 0.4%
County of Miami-Dade Florida Aviation Revenue Revenue Bonds
3.73% due 10/01/37	250,000	249,622
Illinois - 0.3%
State of Illinois General Obligation Unlimited
6.63% due 02/01/35	200,000	242,612
Total Municipal Bonds
(Cost $3,066,109)		3,202,540
FEDERAL AGENCY BONDS†† - 2.8%
Fannie Mae Principal Strips[12]
due 01/15/30[11]	1,300,000	904,070
due 05/15/30[11]	850,000	584,434

	Face
	Amount~	Value
FEDERAL AGENCY BONDS†† - 2.8% (continued)
due 05/15/29[11]	450,000	320,762
Total Fannie Mae Principal Strips		1,809,266
Freddie Mac Coupon Strips[12]
due 09/15/30[11]	350,000	238,036
Tennessee Valley Authority
5.38% due 04/01/56	100,000	138,811
Total Federal Agency Bonds
(Cost $1,926,762)		2,186,113
SENIOR FLOATING RATE INTERESTS††,6 - 2.7%
Technology - 0.9%
Epicor Software Corp.
5.10% (3 Month USD LIBOR + 375 bps) due 06/01/22	196,386	197,327
Optiv Security, Inc.
4.62% (3 Month USD LIBOR + 325 bps) due 02/01/24	120,508	114,746
Peak 10, Inc.
4.81% (3 Month USD LIBOR + 350 bps) due 08/01/24	100,000	100,156
Almonde, Inc.
4.97% (3 Month USD LIBOR + 350 bps) due 06/13/24	100,000	99,868
Misys Ltd.
4.97% (3 Month USD LIBOR + 350 bps) due 06/13/24	99,500	99,369
Total Technology		611,466
Consumer, Non-cyclical - 0.7%
Diamond BC BV
4.42% (3 Month USD LIBOR + 300 bps) due 09/06/24	250,000	250,145
Chobani LLC
4.74% (3 Month USD LIBOR + 425 bps) due 10/09/23	173,688	175,424
DJO Finance LLC
4.58% (3 Month USD LIBOR + 325 bps) due 06/08/20	50,067	49,566
4.59% (3 Month USD LIBOR + 325 bps) due 06/08/20	48,921	48,432
Total Consumer, Non-cyclical		523,567
Communications - 0.5%
Cengage Learning, Inc.
5.49% (3 Month USD LIBOR + 425 bps) due 06/07/23	195,494	185,937
GTT Communications, Inc.
4.61% (3 Month USD LIBOR + 325 bps) due 01/09/24	149,623	150,558
Total Communications		336,495
Industrial - 0.3%
StandardAero Aviation Holdings, Inc.
4.98% (3 Month USD LIBOR + 375 bps) due 07/07/22	100,000	100,575

Guggenheim Total Return Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS†† - 2.7% (continued)
Industrial - 0.3% (continued)
Diversitech Holdings, Inc.
4.83% (3 Month USD LIBOR + 350 bps) due 06/03/24	99,750	$100,124
Total Industrial		200,699
Consumer, Cyclical - 0.3%
Cyan, Inc.
4.83% (3 Month USD LIBOR + 350 bps) due 07/26/24	199,500	200,581
Total Senior Floating Rate Interests
(Cost $1,880,011)		1,872,808
FOREIGN GOVERNMENT DEBT†† - 1.5%
Government of Japan Treasury Bill
due 02/13/18[11]	JPY 112,000,000	1,001,260
Total Foreign Government Debt
(Cost $1,001,293)		1,001,260
FEDERAL AGENCY DISCOUNT NOTES†† - 0.5%
Freddie Mac[12]
2.48% due 12/14/29[11,13]	150,000	104,480
Total Federal Agency Discount Notes
(Cost $352,281)		104,480

	Face
	Amount~	Value
SECURITIES LENDING COLLATERAL††,14 - 0.0%
Repurchase Agreements
Daiwa Capital Markets America	2,072	$2,072
issued 11/30/17 at 1.04%
due 12/01/17
Citigroup Global Markets, Inc.	2,072	2,072
issued 11/30/17 at 1.04%
due 12/01/17
Nomura Securities International, Inc.	2,072	2,072
issued 11/30/17 at 1.04%
due 12/01/17
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,072	2,072
issued 11/30/17 at 1.04%
due 12/01/17
Deutsche Bank Securities, Inc.	616	616
issued 11/30/17 at 1.17%
due 12/01/17
Total Securities Lending Collateral
(Cost $8,904)		8,904
REPURCHASE AGREEMENTS††,15 - 5.0%
Jefferies & Company, Inc.	1,333,000	1,333,000
issued 11/27/17 at 2.29%
due 12/04/17
Jefferies & Company, Inc.	945,000	945,000
issued 11/27/17 at 2.65%
due 12/22/17
Jefferies & Company, Inc.	896,000	896,000
issued 11/27/17 at 2.10%
due 12/22/17
Jefferies & Company, Inc.	250,000	250,000
issued 11/17/17 at 4.36%
due 12/18/17
Total Repurchase Agreements
(Cost $3,424,000)		3,424,000
Total Investments - 100.2%
(Cost $68,079,686)		$68,792,714
Other Assets & Liabilities, net - (0.2)%		(168,855)
Total Net Assets - 100.0%		$68,623,859

Guggenheim Total Return Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

CENTRALLY CLEARED INTEREST RATE SWAPS†††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Market Value	Unrealized Gain
BOA Merrill Lynch	CME	Receive	3 Month USD LIBOR	2.23%	Semiannually	08/11/27	$(5,700,000)	$100,003	$100,003
BOA Merrill Lynch	CME	Receive	3 Month USD LIBOR	1.99%	Semiannually	08/22/24	(3,000,000)	39,273	39,273
BOA Merrill Lynch	CME	Receive	3 Month USD LIBOR	1.97%	Semiannually	08/30/24	(1,400,000)	28,754	28,754
BOA Merrill Lynch	CME	Receive	3 Month USD LIBOR	1.89%	Semiannually	08/11/22	(2,100,000)	22,621	22,621
BOA Merrill Lynch	CME	Receive	3 Month USD LIBOR	2.13%	Semiannually	08/30/27	(800,000)	20,453	20,453
BOA Merrill Lynch	CME	Receive	3 Month USD LIBOR	2.11%	Semiannually	09/01/27	(500,000)	13,504	13,504
BOA Merrill Lynch	CME	Receive	3 Month USD LIBOR	1.94%	Semiannually	09/01/24	(600,000)	13,342	13,342
BOA Merrill Lynch	CME	Receive	3 Month USD LIBOR	2.17%	Semiannually	08/15/27	(600,000)	12,785	12,785
BOA Merrill Lynch	CME	Receive	3 Month USD LIBOR	1.67%	Semiannually	08/16/20	(4,800,000)	12,135	12,135
BOA Merrill Lynch	CME	Receive	3 Month USD LIBOR	2.15%	Semiannually	08/29/27	(500,000)	11,869	11,869
BOA Merrill Lynch	CME	Receive	3 Month USD LIBOR	2.11%	Semiannually	09/01/27	(400,000)	10,663	10,663
BOA Merrill Lynch	CME	Receive	3 Month USD LIBOR	2.17%	Semiannually	08/22/27	(400,000)	8,774	8,774
BOA Merrill Lynch	CME	Receive	3 Month USD LIBOR	2.59%	Semiannually	11/13/47	(700,000)	7,022	7,022
BOA Merrill Lynch	CME	Receive	3 Month USD LIBOR	2.16%	Semiannually	02/13/24	(850,000)	5,612	5,612
									$306,810

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Buy (Sell)	Currency	Settlement Date	Settlement Value	Value at November 30, 2017	Net Unrealized Depreciation
Deutsche Bank	(112,000,000)	JPY	2/13/18	$1,004,962	$1,005,112	$(150)

~	The face amount is denominated in U.S. dollars, unless otherwise indicated.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise indicated — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Affiliated issuer.
2	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
3	All or portion of this security is on loan at November 30, 2017 — See Note 5.
4	Rate indicated is the 7 day yield as of November 30, 2017.
5
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $19,383,928 (cost $19,721,763), or 23.9% of total net assets.

6
Variable rate security.  Rate indicated is rate effective at November 30, 2017. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

7	Perpetual maturity.
8	Security was fair valued by the Valuation Committee at November 30, 2017. The total market value of fair valued securities amounts to $148,076, (cost $128,461) or 0.0% of total net assets.
9	Maturity date indicated is next interest reset date.
10	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
11	Zero coupon rate security.
12	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
13	Rate indicated is the effective yield at the time of purchase.
14	Securities lending collateral — See Note 5.
15	Repurchase Agreements — See Note 4.
16
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $1,041,719 (cost $1,051,539), or 15.2% of total net assets.

CME	Chicago Mercantile Exchange
LIBOR	London Interbank Offered Rate
WAC	Weighted Average Coupon
JPY	Japanese Yen

Guggenheim Total Return Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at November 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Asset Backed Securities	$—	$—	$12,617,022	$—	$—	$12,617,022
Closed-End Funds	768,118	—	—	—	—	768,118
Collateralized Mortgage Obligations	—	—	16,023,416	—	148,076	16,171,492
Corporate Bonds	—	—	18,161,240	—	—	18,161,240
Exchange-Traded Funds	3,402,000	—	—	—	—	3,402,000
Federal Agency Bonds	—	—	2,186,113	—	—	2,186,113
Federal Agency Discount Notes	—	—	104,480	—	—	104,480
Foreign Government Debt	—	—	1,001,260	—	—	1,001,260
Interest Rate Swaps	—	—	—	—	306,810	306,810
Money Market Fund	548,732	—	—	—	—	548,732
Municipal Bonds	—	—	3,202,540	—	—	3,202,540
Repurchase Agreements	—	—	3,424,000	—	—	3,424,000
Securities Lending Collateral	—	—	8,904	—	—	8,904
Senior Floating Rate Interests	—	—	1,872,808	—	—	1,872,808
U.S. Government Securities	—	—	5,324,005	—	—	5,324,005
Total Assets	$4,718,850	$—	$63,925,788	$—	$454,886	$69,099,524

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Contracts	$—	$—	$—	$150	$—	$150
Total Liabilities	$—	$—	$—	$150	$—	$150

* Other financial instruments include forward currency contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2017, there were no transfers between levels.
Affiliated Transactions

Transactions during the period ended November 30, 2017, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 8/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized	Value 11/30/17	Shares 11/30/17	Investment Income
Guggenheim Strategic Opportunities Fund	$813,595	$–	$(60,421)	$1,232	$13,712	$768,118	$35,561	$20,955
Guggenheim Ultra Short Duration ETF	$4,051,565	$3,400,637	$(4,046,764)	$(2,886)	$(552)	$3,402,000	$67,500	$9,051
	$4,865,160	$3,400,637	$(4,107,185)	$(1,654)	$13,160	$4,170,118		$30,006

Guggenheim U.S. Large Cap Optimized Volatility ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Shares	Value
COMMON STOCKS† - 99.1%
Financial - 22.7%
Wells Fargo & Co.	580	$32,753
U.S. Bancorp	385	21,233
PNC Financial Services Group, Inc.	145	20,381
CME Group, Inc. — Class A	134	20,038
Crown Castle International Corp. REIT	164	18,532
M&T Bank Corp.	102	17,233
Public Storage REIT	78	16,623
AvalonBay Communities, Inc. REIT	88	15,957
Digital Realty Trust, Inc. REIT	136	15,871
Equity Residential REIT	236	15,770
Ventas, Inc. REIT	232	14,850
Welltower, Inc. REIT	219	14,774
Boston Properties, Inc. REIT	104	13,040
Essex Property Trust, Inc. REIT	44	10,868
Berkshire Hathaway, Inc. — Class B*	49	9,457
Loews Corp.	187	9,402
HCP, Inc. REIT	317	8,381
Torchmark Corp.	94	8,352
JPMorgan Chase & Co.	78	8,153
People's United Financial, Inc.	427	8,122
Mid-America Apartment Communities, Inc. REIT	79	8,093
Assurant, Inc.	77	7,767
Federal Realty Investment Trust REIT	56	7,404
UDR, Inc. REIT	185	7,276
Apartment Investment & Management Co. — Class A REIT	158	6,966
Everest Re Group Ltd.	31	6,808
Bank of America Corp.	71	2,000
Total Financial		346,104
Consumer, Non-cyclical - 19.0%
Coca-Cola Co.	571	26,135
Merck & Company, Inc.	406	22,440
Cigna Corp.	96	20,326
Eli Lilly & Co.	239	20,229
Intuitive Surgical, Inc.*	48	19,189
Biogen, Inc.*	59	19,008
Express Scripts Holding Co.*	268	17,468
Sysco Corp.	302	17,434
Ecolab, Inc.	128	17,398
Cardinal Health, Inc.	213	12,607
Clorox Co.	87	12,118
Kellogg Co.	171	11,313
Conagra Brands, Inc.	280	10,452
Johnson & Johnson	75	10,450
Verisk Analytics, Inc. — Class A*	105	10,124
Quest Diagnostics, Inc.	92	9,058
JM Smucker Co.	77	8,984
Perrigo Company plc	89	7,762
DaVita, Inc.*	121	7,388
Campbell Soup Co.	148	7,296
Procter & Gamble Co.	17	1,530
Total Consumer, Non-cyclical		288,709

	Shares	Value
COMMON STOCKS† - 99.1% (continued)
Consumer, Cyclical - 12.0%
Wal-Mart Stores, Inc.	281	$27,322
Nike, Inc. — Class B	357	21,570
Ford Motor Co.	1,512	18,930
Target Corp.	278	16,652
Carnival Corp.	245	16,082
WW Grainger, Inc.	43	9,516
Ulta Beauty, Inc.*	39	8,647
Mattel, Inc.[1]	454	8,286
LKQ Corp.*	208	8,199
Foot Locker, Inc.	190	8,140
Tapestry, Inc.	190	7,921
PVH Corp.	56	7,535
Darden Restaurants, Inc.	84	7,083
Chipotle Mexican Grill, Inc. — Class A*	23	7,001
Under Armour, Inc. — Class A*,1	406	5,396
Under Armour, Inc. — Class C*,1	438	5,225
Total Consumer, Cyclical		183,505
Technology - 11.7%
Apple, Inc.	259	44,509
Intel Corp.	707	31,702
Microsoft Corp.	328	27,608
International Business Machines Corp.	157	24,173
Fiserv, Inc.*	131	17,220
Paychex, Inc.	217	14,606
NetApp, Inc.	182	10,285
Citrix Systems, Inc.*	97	8,500
Total Technology		178,603
Utilities - 9.6%
Duke Energy Corp.	212	18,906
Dominion Energy, Inc.	224	18,845
Exelon Corp.	449	18,728
Southern Co.	352	18,022
Consolidated Edison, Inc.	190	16,918
PPL Corp.	413	15,145
PG&E Corp.	238	12,909
American Water Works Company, Inc.	121	11,079
FirstEnergy Corp.	301	10,276
SCANA Corp.	121	5,224
Total Utilities		146,052
Industrial - 8.3%
Deere & Co.	143	21,430
General Dynamics Corp.	92	19,059
Roper Technologies, Inc.	68	18,170
Emerson Electric Co.	276	17,890
Republic Services, Inc. — Class A	156	10,131
CH Robinson Worldwide, Inc.	101	8,752
FLIR Systems, Inc.	183	8,524
Expeditors International of Washington, Inc.	125	8,098
Kansas City Southern	72	8,074
Stericycle, Inc.*	98	6,498
Total Industrial		126,626
Energy - 7.9%
Exxon Mobil Corp.	466	38,813
Occidental Petroleum Corp.	287	20,234
Pioneer Natural Resources Co.	115	17,945

Guggenheim U.S. Large Cap Optimized Volatility ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

	Shares	Value
COMMON STOCKS† - 99.1% (continued)
Energy - 7.9% (continued)
Kinder Morgan, Inc.	876	$15,093
Apache Corp.	257	10,750
Cabot Oil & Gas Corp. — Class A	315	9,119
National Oilwell Varco, Inc.	257	8,622
Total Energy		120,576
Communications – 7.0%
Verizon Communications, Inc.	581	29,567
AT&T, Inc.	803	29,213
Amazon.com, Inc.*	12	14,121
Facebook, Inc. — Class A*	76	13,466
Motorola Solutions, Inc.	111	10,446
Alphabet, Inc. — Class A*	5	5,181
Alphabet, Inc. — Class C*	5	5,107
Total Communications		107,101
Basic Materials - 0.9%
Newmont Mining Corp.	361	13,353
Total Common Stocks
(Cost $1,466,826)		1,510,629

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 1.1%
Repurchase Agreements
Daiwa Capital Markets America	$3,945	$3,945
issued 11/30/17 at 1.10%
due 12/01/17
Citigroup Global Markets, Inc.	3,945	3,945
issued 11/30/17 at 1.10%
due 12/01/17
Nomura Securities International, Inc.	3,945	3,945
issued 11/30/17 at 1.10%
due 12/01/17
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,945	3,945
issued 11/30/17 at 1.10%
due 12/01/17
Deutsche Bank Securities, Inc.	1,167	1,167
issued 11/30/17 at 0.93%
due 12/01/17
Total Securities Lending Collateral
(Cost $16,947)		16,947
Total Investments - 100.2%
(Cost $1,483,773)		$1,527,576
Other Assets & Liabilities, net - (0.2)%		(3,496)
Total Net Assets - 100.0%		$1,524,080

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or portion of this security is on loan at November 30, 2017 — See Note 5.
2	Securities lending collateral — See Note 5.

plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at November 30, 2017 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,510,629	$—	$—	$1,510,629
Securities Lending Collateral	—	16,947	—	16,947
Total Assets	$1,510,629	$16,947	$—	$1,527,576

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2017, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2017

Note 1 – Organization and Significant Accounting Policies
Organization
Claymore Exchange-Traded Fund Trust 2 (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end, management investment company that was organized as a Delaware statutory trust on June 8, 2006.
The following seven portfolios have a quarterly reporting period ended on November 30, 2017:
Guggenheim China All-Cap ETF
Guggenheim China Technology ETF
Guggenheim Solar ETF
Guggenheim S&P Global Water Index ETF
Guggenheim S&P High Income Infrastructure ETF
Guggenheim Total Return Bond ETF
Guggenheim U.S. Large Cap Optimized Volatility ETF

Significant Accounting Policies
The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments
The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.
Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.
If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.
Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.
Open-end investment companies ("mutual funds") are valued at their net asset value ("NAV") as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sales price.
U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.
Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2017

spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.
Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.
Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.
The value of interest rate swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the previous day’s Chicago Mercantile Exchange ("CME") price.
Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.
In connection derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.
Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds ‘maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Financial Instruments and Derivatives
As part of their investment strategy, the Funds utilize derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.
The Funds may utilize derivatives for the following purposes:
Duration - the use of an instrument to manage the interest rate risk of a portfolio.
Hedge - an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.
For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2017

increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Swaps
A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like an exchange-traded futures contract. Upon entering into a centrally-cleared swap transaction, the Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on fluctuations in the fair value of the reference entity. For Funds utilizing interest rate swaps, the exchange bears the risk of loss.
Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.
The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.
In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Funds.
The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:
Level 1 — quoted prices in active markets for identical assets or liabilities.
Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.
The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2017

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they may be computed by the Funds’ investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.
Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.
Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Repurchase Agreements
Each of the Funds may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. In connection with transactions in repurchase agreements, it is the Fund's policy that their custodian takes possession of the underlying collateral. The collateral is in the possession of the Funds' custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.
The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Funds right to control the collateral could be affected and result in certain costs and delays. In addition the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.
As of November 30, 2017, the following repurchase agreements were held by the Funds and were collateralized by the following securities:

Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Guggenheim Total Return Bond ETF	Jeffries & Company, Inc.			California Statewide Communities Development Authority
	2.10%-4.36%			7.50%
	12/4/17 - 12/22/17	$3,424,000	$3,429,129	09/01/46	$2,000,000	$2,083,060
				Cathedral Lake Ltd
				0.00%
				10/15/29	4,433,000	1,838,458
				Chicago Board of Education
				1.75%
				12/15/25	1,600,000	1,149,104

Note 5 – Portfolio Securities Loaned
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent to earn additional income. The Funds receive cash collateral and/or high grade debt obligations valued at 102% of the market value of domestic securities on loan and 105% of foreign securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business on the preceding business day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The lending agent aggregates the available collateral in all the separately managed accounts to invest in short-term investments valued at amortized cost, which approximates market value. Each separately managed account is allocated a percentage of the aggregated repurchase agreement and the related collateral. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2017

Each Fund separately receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents, repurchase agreements, or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower.
At November 30, 2017, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Cash Collateral	Non-Cash Collateral	Total Collateral
Guggenheim China All-Cap ETF	$1,578,113	$793,027	$1,030,764	$1,823,791
Guggenheim China Technology ETF	51,795,253	36,229,401	18,716,649	54,946,050
Guggenheim S&P Global Water Index ETF	213,655	230,374	—	230,374
Guggenheim S&P High Income Infrastructure ETF	5,081,084	3,953,530	1,299,552	5,253,082
Guggenheim Solar ETF	121,119,026	105,443,787	29,841,370	135,285,157
Guggenheim Total Return Bond ETF	8,640	8,904	—	8,904
Guggenheim U.S. Large Cap Optimized Volatility ETF	16,344	16,947	—	16,947

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GFIA, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.
The following represents the aggregate collateral balances reinvested by the lending agent on behalf of the Funds with each counterparty for the repurchase agreements at November 30, 2017:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Daiwa Capital Markets America			Various U.S. Government obligations
1.04% - 1.10%			and U.S. Government agency securities
Due 12/1/2017	$ 34,151,615	$ 34,152,620		$ 165,432,601	$ 28,791,520
Merrill Lynch, Pierce, Fenner & Smith, Inc.			Various U.S. Government obligations
1.04% - 1.10%			and U.S. Government agency securities
Due 12/1/2017	33,901,615	33,902,604		60,086,676	29,301,519
Nomura Securities International, Inc.			Various U.S. Government obligations
1.04% - 1.10%			and U.S. Government agency securities
Due 12/1/2017	33,901,615	33,902,604		40,713,408	28,017,710
RBC Dominion Securities, Inc.			Various U.S. Government obligations
1.04%			and U.S. Government agency securities
Due 12/1/2017	33,455,744	33,456,711		51,909,134	27,690,623
Deutsche Bank Securities, Inc.			Various U.S. Government obligations
0.93%-1.17%			and U.S. Government agency securities
Due 12/1/2017	10,046,109	10,046,394		8,351,999	8,205,335
Citigroup Global Markets, Inc.			Various U.S. Government obligations
1.04-1.10%			and U.S. Government agency securities
Due 12/1/2017	926,245	926,272		1,210,422	1,100,895
HSBC Securities (USA), Inc.			Various U.S. Government obligations
1.03%			and U.S. Government agency securities
Due 12/1/2017	250,000	250,007		3,502,564	1,355,033
J.P. Morgan Securities LLC			Various U.S. Government obligations
1.04%			and U.S. Government agency securities
Due 12/1/2017	43,027	43,028		210,992	213,862

Note 6 – Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.
Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.
At November 30, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:
	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Tax Unrealized Gain (Loss)
Guggenheim China All-Cap ETF	$ 23,383,093	$ 7,966,598	$ (2,781,166)	$ 5,185,432
Guggenheim China Technology ETF	428,441,233	67,347,381	(8,457,380)	58,890,001
Guggenheim S&P Global Water Index ETF	466,643,899	152,574,082	(2,443,676)	150,130,406
Guggenheim S&P High Income Infrastructure ETF	38,546,011	2,660,361	(2,396,895)	263,466
Guggenheim Solar ETF	559,351,992	80,639,160	(81,432,032)	(792,872)
Guggenheim Total Return Bond ETF	68,220,155	1,255,924	(376,705)	879,219
Guggenheim U.S. Large Cap Optimized Volatility ETF	1,504,597	85,809	(62,830)	22,979

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2017
Note 7 – Restricted Securities
The securities below are considered illiquid and restricted under guidelines established by the Board of Trustees:
Fund	Restricted Securities	Acquisition Date	Cost	Value
Guggenheim Total Return Bond ETF	AMC East Communities LLC
	6.01% due 01/15/53	07/28/16	$ 214,118	$ 198,294
	Fort Benning Family Communities LLC
	5.81% due 01/15/51	05/26/16	189,000	190,172
	Fort Knox Military Housing Privatization Project
	1.59% (1 Month USD LIBOR + 34 bps) due 02/15/52	02/08/17	128,461	148,076
	HP Communities LLC
	5.78% due 03/15/46	08/23/16	177,687	163,738
	HP Communities LLC
	5.86% due 09/15/53	10/06/16	113,722	108,458
	Mid-Atlantic Military Family Communities LLC
	5.30% due 08/01/50	10/07/16	228,551	232,981
			$ 1,051,539	$ 1,041,719

Note 8 – Subsequent Event
Guggenheim Investments announced on September 28, 2017, that its parent company, Guggenheim Capital, LLC, had entered into a definitive agreement to sell its exchange-traded funds business to Invesco Ltd. (“Invesco”), a leading global investment management company (the “Transaction”). On November 16, 2017, the Board approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”) providing for the reorganization (each, a “Reorganization” and collectively, the “Reorganizations”) of each Fund into a corresponding newly-created exchange-traded fund of the PowerShares by Invesco family of funds (each, an “Acquiring Fund”).  Each Acquiring Fund will have the same investment objective and will track the same underlying index as its corresponding Fund, and will be subject to substantially the same principal investment strategies, policies and risks as the corresponding Fund, but as part of an Invesco-structured platform.  Each Reorganization is subject to shareholder approval of the applicable Fund. Fund shareholders of record as of December 20, 2017 will be asked to vote on the proposed Reorganizations at the joint special meeting of shareholders to be held on or about February 16, 2018.  If approved by shareholders, each Reorganization is expected to close shortly after the joint special meeting of shareholders. However, the closing of the Transaction is subject to various terms and conditions and, therefore, may be delayed or even terminated due to unforeseen circumstances.

OTHER INFORMATION (Unaudited)
November 30, 2017

Sector Classification
Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.   Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2

By:	/s/ Amy J. Lee
Amy J. Lee
            President, Chief Executive Officer and Chief Legal Officer
Date:	January 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Amy J. Lee
Amy J. Lee
            President, Chief Executive Officer and Chief Legal Officer
Date:	January 29, 2018

By:	/s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	January 29, 2018